Housing Loans and Deposits from Customers in Banking Business - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Housing Loans and Deposits from Customers [Line Items]
Housing loans in the banking business	¥ 860,330	¥ 749,636
Allowance for credit losses of housing loans in the banking business	1,135	1,066
Balance of time deposits issued in amounts of 10 million yen or more	¥ 362,691	¥ 374,665